Schedule of long term loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loans	$ 1,037,768	$ 980,200
Less: Current portion	(42,478)	(59,659)
Long-term bank loans	995,290	920,541
Other loans	42,478	59,659
Long Term Bank Loans [member]
IfrsStatementLineItems [Line Items]
Loans	$ 42,478
Period and payment term	Borrowing period is from March 16, 2022 to September 16, 2025; interest is repayable monthly; principal is repayable monthly
Collateral	Restricted deposit
Bank Loans [member]
IfrsStatementLineItems [Line Items]
Loans		$ 104,401
Period and payment term		Borrowing period is from March 16, 2023 to September 16, 2025; interest is repayable monthly; principal is repayable monthly
Interest rate	3.53%	3.40%
Collateral	Restricted demand deposit Restricted time deposit	Restricted deposit
Bank Loans One [member]
IfrsStatementLineItems [Line Items]
Loans	$ 559,115	$ 642,467
Period and payment term	Borrowing period is from September 01, 2023 to September 01, 2027; interest is repayable monthly; principal is repayable monthly	Borrowing period is from September 01, 2024 to September 01, 2027 interest is repayable monthly; principal is repayable monthly
Interest rate	2.22%	1.60%
Collateral	Restricted deposit	Restricted deposit
Bank Loans Two [member]
IfrsStatementLineItems [Line Items]
Loans	$ 436,175
Period and payment term	Borrowing period is from September 09, 2024 to August 06, 2029; interest is repayable monthly; principal is repayable monthly
Interest rate	3.00%
Collateral	None Restricted deposit
Other Loans [member]
IfrsStatementLineItems [Line Items]
Period and payment term		Borrowing period is from April 9, 2021 to April 9, 2024; interest is repayable monthly; principal is repayable quarterly
Interest rate		11.64%
Collateral	Guarantee deposit	Guarantee deposit
Other loans		$ 233,332